MERRILL LYNCH LIFE INSURANCE COMPANY
Merrill Lynch Life Variable Annuity Separate Account D
Supplement dated June 24, 2008
to the
Prospectus dated May 1, 2008
for
MERRILL LYNCH IRA ANNUITY®
ML LIFE INSURANCE COMPANY OF NEW YORK
ML of New York Variable Annuity Separate Account D
Supplement dated June 24, 2008
to the
Prospectus dated May 1, 2005
for
MERRILL LYNCH IRA ANNUITY®
This supplement describes a change to one of the underlying investment portfolios available under the Merrill Lynch IRA Annuity® (the “IRA Annuity”) issued by Merrill Lynch Life Insurance Company or ML Life Insurance Company of New York. Please retain this supplement with your IRA Annuity Prospectus for your reference.
Effective following the close of business on July 11, 2008, one of the investment options available under your Contract, the Van Kampen Aggressive Growth Fund, will be merged with and into the Van Kampen Mid Cap Growth Fund. The Van Kampen Mid Cap Growth Fund will then be available for the allocation of premiums and contract value under your Contract, and the Van Kampen Aggressive Growth Fund will no longer be available under your Contract. Any contract value invested in the Van Kampen Aggressive Growth Fund will automatically be invested in Class A shares of the Van Kampen Mid Cap Growth Fund.
The following discussion sets forth information regarding the Van Kampen Mid Cap Growth Fund that will be available under your Contract.

Van Kampen
Equity Trust
Van Kampen
Mid Cap
Growth Fund
Annual Expenses	(Class A Shares)
Investment Advisory Fees	0.71%
12b-1 Fees	0.25%
Other Expenses	0.30%
Acquired Fund Fees and Expenses	—
Total Annual Operating Expenses	1.26%
Expense Reimbursements	—
Net Expenses	1.26%

Van Kampen	Investment	Investment	Asset Class/
Equity Trust	Objective	Adviser(s)/Subadviser(s)	Investment Style
Van Kampen Mid Cap Growth Fund (Class A)	Seeks capital growth.	Van Kampen Asset Management	Domestic Equity/Mid Cap Growth
*          *          *
If you have any questions, please contact your Financial Advisor, or call the Service Center (800) 535-5549 (for Contracts issued by Merrill Lynch Life Insurance Company) or (800) 333-6524 (for Contracts issued by ML Life Insurance Company of New York), or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.